Corporate Information	12 Months Ended
Jun. 30, 2026
Corporate Information [Abstract]
CORPORATE INFORMATION
1.	CORPORATE INFORMATION

The financial report of Critical Metals Corp (CRML or the Company), and its subsidiaries as disclosed in Note 33 (the Group) for the years ended 30 June 2026, 30 June 2025 and 30 June 2024 was authorised for issue in accordance with a resolution of the directors on 25 September 2026.

On 26 October 2022, European Lithium Ltd (ASX: EUR) (EUR) announced that it had entered into a business combination agreement with Sizzle Acquisition Corp., a US special purpose acquisition company (Sizzle), pursuant to which EUR would sell its subsidiaries that held the Wolfsberg Lithium Project (the Wolfsberg Project) and certain other mineral permits prospective for lithium in Austria in consideration for the issuance of shares in the Company (Transaction). The Transaction was approved by EUR shareholders on 20 January 2023, and Sizzle shareholders approved the Transaction at a special meeting on 22 February 2024. CRML commenced trading on Nasdaq on 28 February 2024.

The nature of the key operations and principal activities of the Group during the fiscal year ended 30 June 2026 was:

▪	A 92.5% interest in Tanbreez Mining Greenland A/S, an entity which holds an exploitation permit for rare earths in Greenland.

▪	The development of the wholly-owned Wolfsberg Project located in Carinthia, Austria. The Group has legal right and tenure over the Wolfsberg Project through its wholly owned subsidiary ECM Lithium AT GmbH (ECM Lithium). ECM Lithium has 54 exploration licenses which are valid until 31 December 2029 and 20 mining licenses which are valid until 31 December 2027.

The Company is a public company limited by shares incorporated and domiciled in the British Virgin Islands. The registered office of the Company is at Kingston Chambers, PO Box 173, Road Town, Tortola, British Virgin Islands.